Operating Lease (Details) - Schedule of Operating Lease Assets and Liabilities Recorded on Consolidated Balance Sheets and Other Information ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Oct. 01, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Operating Lease Assets and Liabilities Recorded on Consolidated Balance Sheets and Other Information [Abstract]
Right of use assets	¥ 417,556	$ 60,801	¥ 627,000
Operating lease liabilities, current	228,655	33,295
Operating lease liabilities, noncurrent	188,901	$ 27,506
Total operating lease liabilities	¥ 417,556		¥ 627,000